FAIR VALUE MEASUREMENTS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Aug. 01, 2025
Fair Value, Inputs, Level 3 [Member] | D Boral A R C Acquisition I Corp [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Liability			$ 1,290,375
Equity			$ 8,061,250
Fair Value, Inputs, Level 3 [Member] | D Boral A R C Acquisitions I Corp [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Liability	$ 289,883,138	$ 284,776,628
Fair Value, Inputs, Level 1 [Member] | D Boral A R C Acquisition I Corp [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets		$ 284,776,628